Dividends - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Dividends [Abstract]
Dividends Paid	$ 0	$ 0
Deemed distribution to related party	$ 0.4